Inventories	12 Months Ended
Mar. 31, 2011
Inventories [Abstract]
Inventories

Note 2. Inventories

Inventories consist of the following:

	March 31, 2011	March 31, 2010
Raw materials	$37,739	$—
Finished goods	6,485	—

	$44,224	$—

The Company's inventories consists of accessories that are sold and shipped to customers along with pay-per-use containers and are not returned to the Company along with the containers at the culmination of the customer's shipping cycle. Inventories are stated at the lower of standard cost or current estimated market value. Cost is determined using the standard cost method which approximates the first-in, first-to-expire method.